Business Combinations, Merger between Piedmont Lithium Inc. and Sayona Mining Limited (Details)	Aug. 30, 2025
Piedmont Lithium Inc and Sayona Mining Limited [Member]
Merger transaction [abstract]
Percentage of interest acquired	100.00%